Quarterly Holdings Report
for
Fidelity® China Region Fund
July 31, 2025
HKC-NPRT3-0925
1.804836.121
Common Stocks - 97.9%
	Shares	Value ($)
CHINA - 56.5%
Communication Services - 13.7%
Entertainment - 0.7%
NetEase Cloud Music Inc (a)(b)(c)	86,700	2,809,143
Netease Inc	245,000	6,404,853
		9,213,996
Interactive Media & Services - 13.0%
Autohome Inc Class A ADR	46,990	1,272,959
Tencent Holdings Ltd	2,387,700	167,168,224
		168,441,183
TOTAL COMMUNICATION SERVICES		177,655,179

Consumer Discretionary - 17.8%
Automobile Components - 1.3%
Fuyao Glass Industry Group Co Ltd H Shares (a)(c)	642,000	4,628,545
Hesai Group ADR (b)	149,000	2,831,000
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China)	1,964,870	8,972,676
		16,432,221
Automobiles - 1.4%
BYD Co Ltd A Shares (China)	155,400	2,257,433
BYD Co Ltd H Shares	885,000	12,921,759
Li Auto Inc A Shares (b)	191,600	2,508,372
		17,687,564
Broadline Retail - 10.1%
Alibaba Group Holding Ltd	4,812,900	72,360,888
JD.com Inc A Shares	294,000	4,634,011
PDD Holdings Inc Class A ADR (b)	475,205	53,912,007
		130,906,906
Diversified Consumer Services - 1.8%
New Oriental Education & Technology Group Inc	1,067,700	4,734,915
New Oriental Education & Technology Group Inc ADR	178,146	7,858,020
TAL Education Group Class A ADR (b)	974,468	10,660,680
		23,253,615
Hotels, Restaurants & Leisure - 2.5%
Luckin Coffee Inc ADR (b)	177,100	6,510,196
Meituan B Shares (a)(b)(c)	1,004,058	15,490,154
Trip.com Group Ltd ADR	177,436	10,992,160
		32,992,510
Textiles, Apparel & Luxury Goods - 0.7%
ANTA Sports Products Ltd	823,400	9,451,057
TOTAL CONSUMER DISCRETIONARY		230,723,873

Consumer Staples - 1.8%
Beverages - 1.8%
Eastroc Beverage Group Co Ltd A Shares (China)	158,300	6,181,167
Kweichow Moutai Co Ltd A Shares (China)	72,445	14,277,659
Luzhou Laojiao Co Ltd A Shares (China)	212,500	3,621,950
		24,080,776
Financials - 8.6%
Banks - 5.2%
China Construction Bank Corp H Shares	45,492,610	46,530,004
Industrial & Commercial Bank of China Ltd H Shares	26,937,000	20,639,813
		67,169,817
Financial Services - 1.0%
Far East Horizon Ltd	13,368,500	13,514,957
Insurance - 2.4%
China Pacific Insurance Group Co Ltd H Shares	2,811,400	11,322,688
PICC Property & Casualty Co Ltd H Shares	6,492,000	13,474,688
Ping An Insurance Group Co of China Ltd H Shares	1,029,500	7,067,892
		31,865,268
TOTAL FINANCIALS		112,550,042

Health Care - 3.8%
Biotechnology - 2.6%
Abbisko Cayman Ltd (b)	6,083,000	8,185,449
Innovent Biologics Inc (a)(b)(c)	805,000	9,964,376
Zai Lab Ltd (b)	2,651,400	10,017,159
Zai Lab Ltd ADR (b)	166,200	6,282,360
		34,449,344
Health Care Equipment & Supplies - 0.3%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	123,810	3,967,239
Life Sciences Tools & Services - 0.7%
Wuxi Apptec Co Ltd H Shares (a)(c)(d)	705,100	9,405,484
Pharmaceuticals - 0.2%
Consun Pharmaceutical Group Ltd	1,222,000	2,143,404
TOTAL HEALTH CARE		49,965,471

Industrials - 3.2%
Construction & Engineering - 0.4%
China Conch Venture Holdings Ltd	4,800,500	5,865,790
Electrical Equipment - 1.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	336,800	12,317,926
Sieyuan Electric Co Ltd A Shares (China)	297,600	3,218,960
		15,536,886
Machinery - 1.6%
Huaming Power Equipment Co Ltd A Shares (China)	1,355,500	3,307,458
Weichai Power Co Ltd H Shares	2,085,000	4,419,922
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	3,679,800	12,160,122
		19,887,502
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	9,566	30,929
Trading Companies & Distributors - 0.0%
ZKH Group Ltd Class A (b)	1	0
TOTAL INDUSTRIALS		41,321,107

Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 1.2%
Luxshare Precision Industry Co Ltd A Shares (China)	761,000	3,846,989
Shengyi Technology Co Ltd A Shares (China)	796,300	4,717,937
Shennan Circuits Co Ltd A Shares (China)	365,730	7,184,139
		15,749,065
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	557,591	15,264,346
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	239,460	4,967,274
Montage Technology Co Ltd A Shares (China)	578,700	6,806,110
NAURA Technology Group Co Ltd A Shares (China)	146,205	6,783,372
		33,821,102
TOTAL INFORMATION TECHNOLOGY		49,570,167

Materials - 2.9%
Metals & Mining - 2.9%
MMG Ltd (b)	10,476,000	5,093,651
Zijin Mining Group Co Ltd H Shares	12,538,000	33,246,509
		38,340,160
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
China Resources Mixc Lifestyle Services Ltd (a)(c)	1,596,600	7,414,396
KE Holdings Inc ADR (d)	250,470	4,613,657
		12,028,053
TOTAL CHINA		736,234,828
FRANCE - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	7,000	3,757,684
HONG KONG - 4.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
HKT Trust & HKT Ltd unit	4,072,000	6,411,679
Financials - 4.0%
Capital Markets - 0.9%
Futu Holdings Ltd Class A ADR	38,500	5,916,680
Hong Kong Exchanges & Clearing Ltd	113,800	6,158,721
		12,075,401
Insurance - 3.1%
AIA Group Ltd	4,353,600	40,593,716
TOTAL FINANCIALS		52,669,117

TOTAL HONG KONG		59,080,796
SINGAPORE - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Sea Ltd Class A ADR (b)	117,700	18,437,705
SOUTH AFRICA - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	21,700	6,725,073
TAIWAN - 32.6%
Consumer Staples - 0.5%
Food Products - 0.5%
Uni-President Enterprises Corp	2,419,000	6,369,972
Financials - 0.9%
Banks - 0.9%
E.Sun Financial Holding Co Ltd	11,084,799	11,828,379
Information Technology - 31.2%
Electronic Equipment, Instruments & Components - 3.0%
Chroma ATE Inc	678,000	9,686,573
Delta Electronics Inc	802,000	15,074,074
Gold Circuit Electronics Ltd	295,000	3,645,749
Hon Hai Precision Industry Co Ltd	491,000	2,880,802
Unimicron Technology Corp	1,795,000	8,129,650
		39,416,848
Semiconductors & Semiconductor Equipment - 28.2%
ASE Technology Holding Co Ltd	1,396,000	6,754,473
eMemory Technology Inc	204,481	13,811,014
MediaTek Inc	407,000	18,389,234
Taiwan Semiconductor Manufacturing Co Ltd	8,384,000	322,049,713
Topco Scientific Co Ltd	679,000	6,500,410
		367,504,844
TOTAL INFORMATION TECHNOLOGY		406,921,692

TOTAL TAIWAN		425,120,043
THAILAND - 0.6%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Airports of Thailand PCL	6,700,500	8,346,600
UNITED STATES - 1.5%
Health Care - 0.7%
Biotechnology - 0.7%
Legend Biotech Corp ADR (b)	249,539	9,749,489
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp (b)(e)(f)	10,000	2,120,000
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	48,600	7,630,686
TOTAL UNITED STATES		19,500,175
TOTAL COMMON STOCKS (Cost $714,697,252)		1,277,202,904

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
CHINA - 0.8%
Communication Services - 0.7%
Interactive Media & Services - 0.7%
ByteDance Ltd Series E1 (b)(e)(f)	38,752	9,091,607
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (b)(e)(f)	238,944	1,911,552
TOTAL CHINA		11,003,159
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,639,976)		11,003,159

Non-Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd (Cost $11,864,397)	328,050	13,425,094

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	1,031,315	1,031,521
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	9,038,956	9,039,860
TOTAL MONEY MARKET FUNDS (Cost $10,071,381)			10,071,381

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $744,273,006)	1,311,702,538
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(6,596,651)
NET ASSETS - 100.0%	1,305,105,887

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $49,712,098 or 3.8% of net assets.

(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,712,098 or 3.8% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,123,159 or 1.0% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	4,246,219

dMed Biopharmaceutical Co Ltd Series C	12/01/20	3,393,757

Space Exploration Technologies Corp	2/16/21	419,990

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	35,897,075	179,846,069	214,711,623	249,555	-	-	1,031,521	1,031,315	0.0%
Fidelity Securities Lending Cash Central Fund	750,000	26,764,847	18,474,987	6,198	-	-	9,039,860	9,038,956	0.0%
Total	36,647,075	206,610,916	233,186,610	255,753	-	-	10,071,381

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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